Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings Per Share

Year ended	March 31,
	2026	2025
	$	$
Net (loss) earnings	(38,777)	1,295

Weighted average number of Shares outstanding - basic and diluted (a)	97,864,919	96,313,316
Basic and diluted (loss) earnings per share	(0.40)	0.01

(a) The weighted average number of basic Shares calculation for the year ended March 31, 2026 excludes 1,532,936 (2025 - 1,724,553) Subordinate Voting Shares issued as part of the XRM Acquisition as they were subject to forfeitures.